United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated Duration Plus Core Fund

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 67.5%
		Federal Home Loan Mortgage Corporation – 25.0%
$13,426		REMIC 205 A, 0.70%, 5/15/2023	13,692
70,968		REMIC 1498 I, 1.40%, 4/15/2023	72,364
66,605		REMIC 2339 F, 0.748%, 6/15/2029	67,064
20,715		REMIC 2534 FL, 0.648%, 5/15/2022	20,730
23,514		REMIC 2543 YF, 0.648%, 3/15/2032	23,532
32,729		REMIC 2551 FD, 0.648%, 1/15/2033	32,802
		TOTAL	230,184
		Federal National Mortgage Association – 41.1%
16,654		REMIC 1992-66 F, 0.781%, 5/25/2022	16,688
65,504		REMIC 1993-179 FJ, 1.431%, 10/25/2023	66,581
26,602		REMIC 2000-32 FM, 0.702%, 10/18/2030	26,560
9,035		REMIC 2000-34 F, 0.707%, 10/25/2030	9,021
32,497		REMIC 2000-36 F, 0.757%, 6/25/2030	32,488
32,274		REMIC 2000-37 FA, 0.757%, 11/25/2030	32,267
18,244		REMIC 2001-46 F, 0.652%, 9/18/2031	18,302
80,376		REMIC 2002-34 FE, 0.652%, 5/18/2032	80,586
60,452		REMIC 2002-36 FS, 0.757%, 6/25/2032	60,811
35,351		REMIC G93 -21 F, 0.731%, 5/25/2023	35,364
		TOTAL	378,668
		Government National Mortgage Association – 1.4%
13,271		REMIC 2001-36 FC, 0.655%, 8/20/2031	13,310
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $614,710)	622,162
		U.S. Treasury – 11.9%
		U.S. Treasury Note – 11.9%
107,339		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013 (IDENTIFIED COST $109,391)	109,218
		MUTUAL FUNDS – 18.1%[1]
10,370		Federated Bank Loan Core Fund	102,764
63,863	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	63,863
52		Federated Project and Trade Finance Core Fund	519
5		High Yield Bond Portfolio	34
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $166,862)	167,180
		TOTAL INVESTMENTS — 97.5% (IDENTIFIED COST $890,963)[3]	898,560
		OTHER ASSETS AND LIABILITIES - NET — 2.5%[4]	23,064
		TOTAL NET ASSETS — 100%	$921,624

At November 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5] United States Treasury Notes 10-Year Short Futures	14	$1,810,813	March 2012	$7,615

The average notional amount of long and short Futures contracts held by the Fund throughout the period was $260,188 and $1,420,555, respectively. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holdings.
2	7-Day net yield.
3	At November 30, 2011, the cost of investments for federal tax purposes was $890,963. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $7,597. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,790 and net unrealized depreciation from investments for those securities having an excess of cost over value of $193.
4	Assets, other than investments in securities, less liabilities.
5	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$622,162	$ —	$622,162
U.S. Treasury	—	109,218	—	109,218
Mutual Funds	166,661	519	—	167,180
TOTAL SECURITIES	$166,661	$731,899	$ —	$898,560
OTHER FINANCIAL INSTRUMENTS[2]	$7,615	$ —	$ —	$7,615
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date January 26, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012